Receivables (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 212,431	$ 440,930
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	12,331	14,986
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	46,470	47,428
SR&ED tax credits receivable
Disclosure of detailed information about financial instruments [line items]
Receivables		249,111
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 153,630	$ 129,405